Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued liabilities [Abstract]
Accrued liabilities	Accrued liabilities are summarized in the accompanying table.
Philips Group
Accrued liabilities in millions of EUR

	2025	2024
Personnel-related costs:
- Salaries and wages	631	601
- Accrued holiday entitlements	100	95
- Other personnel-related costs	98	101
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	32	41
Communication and IT costs	52	55
Distribution costs	92	95
Sales-related costs:
- Commission payable	17	16
- Advertising and marketing-related costs	120	120
- Other sales-related costs	18	15
Material-related costs	116	124
Interest-related accruals	95	83
Other accrued liabilities	246	283
Accrued liabilities	1,616	1,630